TRADE PAYABLES	12 Months Ended
Dec. 31, 2019
Disclosure of trade payables [Abstract]
TRADE PAYABLES

8.

TRADE PAYABLES

The aging analysis of trade payables as of December 31, 2018 and 2019 is as follows:

	December 31,
	2018	2019	2019
	CNY	CNY	US$

Within 1 year	—	3,796	546
1 to 2 years	—	—	—
Over 2 years	100	100	14
	100	3,896	560

The trade payables are non-interest-bearing and are normally settled within six months.